Income Taxes - Schedule of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current provision:
Current provision, Federal	$ 328.5	$ 301.2	$ 161.4
Current provision, State	18.0	10.8	14.9
Current provision, Foreign	21.3	11.8	9.3
Total current provision	367.8	323.8	185.6
Deferred (benefit) provision:
Deferred (benefit) provision, Federal	(75.5)	(53.2)	(54.1)
Deferred (benefit) provision, State	5.6	(3.9)	(10.2)
Deferred (benefit) provision, Foreign	(151.1)	(69.8)	(54.0)
Total deferred (benefit) provision	(221.0)	(126.9)	(118.3)
Total provision for income taxes	$ 146.8	$ 196.9	$ 67.3